Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2020

A.	DATES	Begin	End	# days
1	Payment Date		12/15/2020
2	Collection Period	11/1/2020	11/30/2020	30
3	Monthly Interest Period-Actual	11/16/2020	12/14/2020	29
4	Monthly Interest - Scheduled	11/15/2020	12/14/2020	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	87,000,000.00	-	-	-	-	-	-
6	Class A-2a Notes	208,000,000.00	-	-	-	-	-	-
7	Class A-2b Notes	94,000,000.00	-	-	-	-	-	-
8	Class A-3 Notes	302,000,000.00	205,635,032.88	-	-	35,788,650.63	169,846,382.25	0.5624052
9	Class A-4 Notes	70,000,000.00	70,000,000.00	-	-	-	70,000,000.00	1.0000000
10	Total Class A Notes	761,000,000.00	275,635,032.88	-	-	35,788,650.63	239,846,382.25
11	Class B Notes	39,800,000.00	39,800,000.00	-	-	-	39,800,000.00	1.0000000

12	Total Notes	$800,800,000.00	315,435,032.88	$0.00	$0.00	$35,788,650.63	279,646,382.25

	Overcollateralization
13	Exchange Note	42,104,423.90	27,917,082.49				25,769,763.46
14	Series 2018-B Notes	93,656,047.10	121,932,592.87				124,079,911.90

15	Total Overcollateralization	135,760,471.00	149,849,675.36				149,849,675.36
16	Total Target Overcollateralization	$149,849,675.36	149,849,675.36				149,849,675.36

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		2.26923%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		2.96000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-2b Notes	0.14088%	0.32088%	0.00	0.0000000	0.00	0.0000000	0.00
20	Class A-3 Notes		3.19000%	546,646.46	1.8100876	35,788,650.63	118.5054657	0.00
21	Class A-4 Notes		3.30000%	192,500.00	2.7500000	0.00	0.0000000	0.00
22	Total Class A Notes			739,146.46	0.9712831	35,788,650.63	47.0284502	0.00
23	Class B Notes		3.43000%	113,761.67	2.8583334	0.00	0.0000000	0.00

24	Totals			852,908.13	1.0650701	35,788,650.63	44.6911222	0.00
		Initial Balance		Beginning Balance				Ending Balance
25	Exchange Note Balance		894,456,047.10	437,367,625.75				403,726,294.15

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	7.25%	7.25%
27	Aggregate Securitization Value	936,560,471.00	429,496,057.61
28	Aggregate Base Residual Value (Not Discounted)	680,765,837.79	404,665,194.36

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	2,628	14,845,971.46
30	Turn-in Ratio on Scheduled Terminations			47.56%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	23,899	465,284,708.24
32	Depreciation/Payments		(4,539,960.53)
33	Gross Credit Losses	(45)	(896,953.40)
34	Early Terminations — Regular	(11)	(273,429.73)
35	Scheduled Terminations — Returned	(621)	(9,851,603.58)
36	Payoff Units & Lease Reversals	(922)	(20,226,703.39)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	22,300	429,496,057.61

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2020

C.	SERVICING FEE

39	Servicing Fee Due	387,737.26

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(30,209.45)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,682,802.35
43	Beginning Reserve Account Balance	4,682,802.35
44	Ending Reserve Account Balance	4,682,802.35

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	20,530	98.48%	399,371,811.11
46	31 - 60 Days Delinquent	222	1.06%	4,848,025.31
47	61 - 90 Days Delinquent	81	0.39%	1,739,382.88
48	91 -120 Days Delinquent	14	0.07%	322,943.00
49	121+ Days Delinquent	-	-	-

50	Total	20,847	100.00%	406,282,162.30

51	Total 61+ Delinquent as % End of Period Securitization Value	0.48%
52	Delinquency Trigger Occurred	NO
53	Prepayment Speed (1 Month)	0.00%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts
54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	632	10,125,033.31
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(11,999,269.34)
56	Less: Excess Wear and Tear Received in Current Period		(61,039.70)
57	Less: Excess Mileage Received in Current Period		(42,450.99)

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(1,977,726.72)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio		-5.10%
60	Prior Period Net Residual Losses/(Gains) Ratio		-4.31%
61	Second Prior Period Net Residual Losses/(Gains) Ratio		-2.63%
62	Third Prior Period Net Residual Losses/(Gains) Ratio		-3.51%
63	Four Month Average		-3.89%

64	Beginning Cumulative Net Residual Losses		(7,375,393.91)
65	Current Period Net Residual Losses		(1,977,726.72)

66	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(9,353,120.63)

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-1.00%

	Credit Losses:	Units	Amounts
68	Aggregate Securitization Value on charged-off units	45	896,953.40
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(901,049.74)

70	Current Period Net Credit Losses/(Gains)		(4,096.34)

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio		-0.01%

72	Prior Period Net Credit Losses/(Gains) Ratio	0.40%
73	Second Prior Period Net Credit Losses/(Gains) Ratio	0.10%
74	Third Prior Period Net Credit Losses/(Gains) Ratio	-0.71%
75	Four Month Average	-0.06%

76	Beginning Cumulative Net Credit Losses	7,507,142.22
77	Current Period Net Credit Losses	(4,096.34)

78	Ending Cumulative Net Credit Losses	7,503,045.88

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value	0.80%

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2020

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

80	Lease Payments Received	7,554,366.50
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	11,806,250.56
82	Liquidation Proceeds, Recoveries & Expenses	815,704.81
83	Insurance Proceeds	85,344.93
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	296,509.47
85	Payoff Payments	22,896,591.68
86	All Other Payments Received	-

87	Collected Amounts	43,454,767.95

88	Investment Earnings on Collection Account	6,242.57

89	Total Collected Amounts - Available for Distribution	43,461,010.52

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	387,737.26
91	Interest on the Exchange Note - to the Trust Collection Account	1,250,142.46
92	Principal on the Exchange Note - to the Trust Collection Account	33,641,331.60
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	6,800,064.90
94	Remaining Funds Payable to Trust Collection Account	1,381,734.30

95	Total Distributions	43,461,010.52

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	51,325,273.26

97	Investment Earnings on Reserve Account	575.79

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	51,325,849.05

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	19,386.86
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	739,146.46
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	113,761.67
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	35,788,650.63
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificateholders	6,412,903.43
110	Retained Amounts	8,252,000.00

111	Total Distributions	51,325,849.05

The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.